STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($) $ in Thousands		Total		Common Stock [Member]		Additional Paid-in Capital [Member]		Accumulated deficit [Member]
Balance at Dec. 31, 2012		$ (1,070)		$ 0	[1]	$ 5,002		$ (6,072)
Balance (in shares) at Dec. 31, 2012				2,909,554
Cost related to issuance of common stock to service provider		488		$ 0	[1]	488		0
Cost related to issuance of common stock to service provider (in shares)				41,667
Issuance of common stock and warrants in February and June 2013 at $5.00 per unit, net of issuance cost		996		$ 0	[1]	996		0
Issuance of common stock and warrants in February and June 2013 at $5.00 per unit, net of issuance cost (in shares)				200,005
Issuance of common stock and warrants in April and May 2013 at $12.50 per unit, net of issuance cost		8,987		$ 0	[1]	8,987		0
Issuance of common stock and warrants in April and May 2013 at $12.50 per unit, net of issuance cost (in shares)				800,000
Cost related to issuance of warrants to service provider in March and May 2013		523		$ 0		523		0
Cost related to issuance of warrants to service provider in March and May 2013 (in shares)				0
Conversion of Series A Preferred Stock into Common Stock		0
Exercise of warrants into Common Stock		708		$ 0	[1]	708		0
Exercise of warrants into Common Stock (in shares)				60,155
Exercise of options into Common Stock		0	[1]	$ 0	[1]	0	[1]	0
Exercise of options into Common Stock (in shares)				3,000
Stock-based compensation		3,213		$ 0		3,213		0
Net loss		(13,931)		0		0		(13,931)
Balance at Dec. 31, 2013		(86)		$ 0	[1]	19,917		(20,003)
Balance (in shares) at Dec. 31, 2013				4,014,478
Issuance of Common Stock in February 2014 at $2.75 per unit, net of issuance cost		1,013		$ 0	[1]	1,013		0
Issuance of Common Stock in February 2014 at $2.75 per unit, net of issuance cost (in shares)				445,392
Issuance of Common Stock in July 2014 upon reset price mechanism		0	[1]	$ 0	[1]	0	[1]	0
Issuance of Common Stock in July 2014 upon reset price mechanism (in shares)				496,884
Deemed dividend related to exchange agreement		0		$ 0		279		(279)
Issuance of additional shares upon Exchange Agreement in August 2014		4,558		$ 2		4,556		0
Issuance of additional shares upon Exchange Agreement in August 2014 (in shares)				10,957,515
Deemed dividend related to Series A Preferred Stock		0		$ 0		2,899		(2,899)
Conversion of Series A Preferred Stock into Common Stock		$ 46		$ 0	[1]	46		0
Conversion of Series A Preferred Stock into Common Stock (in shares)		176,137		176,137
Exercise of warrants into Common Stock		$ 352		$ 0	[1]	352		0
Exercise of warrants into Common Stock (in shares)				68,524
Exercise of options into Common Stock		$ 7		$ 0	[1]	7		0
Exercise of options into Common Stock (in shares)		74,500		74,500
Stock-based compensation		$ 1,692		$ 0		1,692		0
Net loss		(12,877)		0		0		(12,877)
Balance at Dec. 31, 2014		(5,295)		$ 2		30,761		(36,058)
Balance (in shares) at Dec. 31, 2014				16,233,430
Issuance of Common Stock and warrants in February 2015 at $0.18 per unit, net of issuance cost		1,956		$ 1		1,955		0
Issuance of Common Stock and warrants in February 2015 at $0.18 per unit, net of issuance cost (in shares)				11,286,444
Issuance of Common Stock in July and August 2015, net of issuance cost		2,325		$ 1		2,324		0
Issuance of Common Stock in July and August 2015, net of issuance cost (in shares)				9,020,475
Issuance of Common Stock in April and August 2015 to service provider		64		$ 0	[1]	64		0
Issuance of Common Stock in April and August 2015 to service provider (in shares)				200,000
Issuance of Common Stock in September 2015 to employees		591		$ 0	[1]	591		0
Issuance of Common Stock in September 2015 to employees (in shares)				1,748,166
Issuance of Common Stock in September 2015 to service provider		16		$ 0	[1]	16		0
Issuance of Common Stock in September 2015 to service provider (in shares)				50,000
Payment for executives and directors under Salary Program		232		$ 0	[1]	232		0
Payment for executives and directors under Salary Program (in shares)				773,549
Exercise of warrants into Common Stock in May 2015, net of issuance cost		453		$ 0	[1]	453		0
Exercise of warrants into Common Stock in May 2015, net of issuance cost (in shares)				1,923,636
Deemed dividend related to inducement of warrant exercise in May 2015		0		$ 0		154		(154)
Conversion of Series A Preferred Stock into Common Stock		400		$ 0	[1]	400		0
Conversion of Series A Preferred Stock into Common Stock (in shares)				1,526,609
Exercise of options into Common Stock	[1]	$ 0		$ 0		0
Exercise of options into Common Stock (in shares)		6,000		6,000
Stock-based compensation		$ 768		$ 0		768		0
Net loss		(5,470)		0		0		(5,470)
Balance at Sep. 30, 2015		$ (3,960)		$ 4		$ 37,718		$ (41,682)
Balance (in shares) at Sep. 30, 2015				42,768,309

[1]	Represents an amount lower than $1.